Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2024
Financing Income (Expenses), Net [Abstract]
Financing income (expenses), net

Note 16 - Financing income (expenses), net

A.	Components of the financing expenses

	Year ended December 31,
	2024	2023	2022
Adjustment to liability in respect of government grants (1)	-	(74)	(86)
Issuance costs allocated to warrant liability (2)	-	-	(723)
Interest in respect of leasing liability (3)	(95)	(22)	(43)
Interest and discount expenses in respect of promissory notes (4)	(1,328)	(592)	-
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line (4)	(1,318)	(531)	-
Exchange rate differentials, bank commissions and miscellaneous	(44)	-	-
Total	(2,785)	(1,219)	(852)

B.	Components of the financing income

	Year ended December 31,
	2024	2023	2022
Revaluation income of derivative warrant liability (2)	274	877	2,954
Income from exchange rate differences	197	458	2,060
Interest in respect of bank deposits	404	272	85
Adjustment to liability in respect of government grants (1)	224	-	-
Total	1,099	1,607	5,099

(1)	See Note 11 above.

(2)	See Note 13C1 above.

(3)	See Note 9 above.

(4)	See Note 13C3 above.